SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2014
Revenues Attributable To The Different Service And Product Groups

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Online education services	40,281	58,573	80,545
Books and reference materials	4,438	5,129	6,392
Offline education services	4,507	4,617	7,817
Others	2,876	3,041	2,442

	52,102	71,360	97,196